CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 21,502	$ 20,899	$ 42,077	$ 21,955
COST OF REVENUES	10,590	14,188	20,843	15,903
GROSS PROFIT	10,912	6,711	21,234	6,052
RESEARCH AND DEVELOPMENT EXPENSES	10,328	3,214	17,812	5,979
SELLING AND MARKETING EXPENSES	15,235	9,964	29,130	18,970
GENERAL AND ADMINISTRATIVE EXPENSES	10,235	6,033	17,330	10,619
OPERATING LOSS	24,886	12,500	43,038	29,516
FINANCIAL INCOME	15	108	31	322
FINANCIAL EXPENSES	4,250	3,655	8,977	4,010
FINANCIAL EXPENSES, net	4,235	3,547	8,946	3,688
LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 29,121	$ 16,047	$ 51,984	$ 33,204
LOSS PER ORDINARY SHARE, basic and diluted (U.S. dollars):	$ 0.06	$ 0.04	$ 0.12	$ 0.09
WEIGHTED AVERAGE OF ORDINARY SHARES (in thousands)	466,801	357,668	448,411	355,168